UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04494
                                                     ---------

                             The Gabelli Asset Fund
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
           ----------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2007
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                             THE GABELLI ASSET FUND

                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 2007

TO OUR SHAREHOLDERS,

      During the third quarter of 2007, The Gabelli Asset Fund (the "Fund") appreciated by 2.18%, trailing the Standard & Poor's ("S&P") 500 Index return of 2.33% and the Dow Jones Industrial Average gain of 4.18%.

      Enclosed is the portfolio of investments as of September 30, 2007.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

                       AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2007 (A)
                       -----------------------------------------------------
                                                                                                                     SINCE
                                               YEAR TO                                                             INCEPTION
                                   QUARTER      DATE     1 YEAR    3 YEAR    5 YEAR    10 YEAR   15 YEAR   20 YEAR  (3/3/86)
                                   -------      ----     ------    ------    ------    -------   -------   -------  --------
  GABELLI ASSET FUND CLASS AAA...... 2.18%     13.99%    24.59%    17.86%    19.08%    11.13%    13.97%    13.24%    14.43%
  S&P 500 Index..................... 2.33       9.45     16.78     13.24     15.51      6.60     11.12     10.59     11.83
  Dow Jones Industrial Average...... 4.18      13.33     21.62     13.90     15.45      7.89     12.55     11.55     13.10
  Nasdaq Composite Index............ 3.77      11.85     19.62     12.51     18.18      4.83     10.76      9.45      9.79
  Class A .......................... 2.18      13.98     24.58     17.86     19.08     11.13     13.97     13.24     14.43
                                    (3.69)(b)   7.43(b)  17.42(b)  15.56(b)  17.68(b)  10.47(b)  13.52(b)  12.91(b)  14.11(b)
  Class B .......................... 1.96      13.31     23.59     17.01     18.42     10.82     13.76     13.09     14.28
                                    (3.04)(c)   8.31(c)  18.59(c)  16.28(c)  18.21(c)  10.82     13.76     13.09     14.28
  Class C .......................... 1.99      13.35     23.67     16.98     18.41     10.81     13.76     13.08     14.28
                                     0.99(d)   12.35(d)  22.67(d)  16.98     18.41     10.81     13.76     13.08     14.28

THE CURRENT EXPENSE RATIO FOR CLASS AAA, A, B, AND C SHARES IS 1.36%, 1.35%, 2.11%, AND 2.11%, RESPECTIVELY. CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.
(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED INDEX OF 30 LARGE CAPITALIZATION STOCKS. THE S&P 500 INDEX AND THE NASDAQ COMPOSITE INDEX ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED EXCEPT FOR THE NASDAQ COMPOSITE INDEX. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
     THE CLASS AAA SHARES' NET ASSET VALUES ("NAV'S") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c)  PERFORMANCE  RESULTS  INCLUDE THE  DEFERRED  SALES  CHARGES FOR THE CLASS B
     SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES PER SHAREARE NOT AVAILABLE FOR NEW PURCHASES.
(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
================================================================================

                                                    MARKET
    SHARES                                           VALUE
    ------                                          ------

              COMMON STOCKS -- 95.4%
              AEROSPACE -- 1.1%
      70,000  Boeing Co.......................  $    7,349,300
     100,000  Herley Industries Inc.+.........       1,496,000
      12,000  Lockheed Martin Corp............       1,301,880
      15,000  Northrop Grumman Corp...........       1,170,000
   2,030,000  Rolls-Royce Group plc+..........      21,701,347
                                                --------------
                                                    33,018,527
                                                --------------
              AGRICULTURE -- 1.1%
     635,000  Archer-Daniels-Midland Co.......      21,005,800
      85,058  Monsanto Co.....................       7,292,873
       3,000  Potash Corp. of Saskatchewan Inc.        317,100
     100,000  The Mosaic Co.+.................       5,352,000
                                                --------------
                                                    33,967,773
                                                --------------
              AUTOMOTIVE -- 1.3%
     130,000  General Motors Corp.............       4,771,000
     400,000  Navistar International Corp.+...      24,680,000
      67,500  PACCAR Inc......................       5,754,375
      25,000  Volkswagen AG...................       5,650,302
                                                --------------
                                                    40,855,677
                                                --------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.5%
      96,000  BorgWarner Inc..................       8,786,880
     240,000  CLARCOR Inc.....................       8,210,400
     200,000  Dana Corp.+.....................          39,000
     260,000  Earl Scheib Inc.+...............         975,000
     195,000  Federal-Mogul Corp.+............         175,500
     500,000  Genuine Parts Co................      25,000,000
     140,000  Johnson Controls Inc............      16,535,400
     175,000  Midas Inc.+.....................       3,302,250
     285,300  Modine Manufacturing Co.........       7,594,686
     140,000  Proliance International Inc.+...         295,400
     270,000  Standard Motor Products Inc.....       2,538,000
      75,000  Superior Industries
                International Inc. ...........       1,626,750
      36,000  Tenneco Inc.+...................       1,116,360
                                                --------------
                                                    76,195,626
                                                --------------
              AVIATION: PARTS AND SERVICES -- 3.8%
     500,000  Curtiss-Wright Corp.............      23,750,000
      15,000  EDO Corp........................         840,150
     570,000  GenCorp Inc.+...................       6,817,200
     110,000  Kaman Corp......................       3,801,600
     305,000  Precision Castparts Corp........      45,133,900
     112,000  Sequa Corp., Cl. A+.............      18,567,360
     105,000  Sequa Corp., Cl. B+.............      17,482,500
     275,000  The Fairchild Corp., Cl. A+.....         550,000
                                                --------------
                                                   116,942,710
                                                --------------
              BROADCASTING -- 2.5%
     400,000  CBS Corp., Cl. A................      12,604,000
      50,000  CBS Corp., Cl. B................       1,575,000
      30,718  Citadel Broadcasting Corp.......         127,787
     300,000  Clear Channel Communications Inc.     11,232,000

                                                    MARKET
    SHARES                                           VALUE
    ------                                          ------

      10,000  Cogeco Inc......................  $      380,033
      13,333  Corus Entertainment Inc.,
                Cl. B, New York ..............         633,051
       6,667  Corus Entertainment Inc.,
                Cl. B, Toronto ...............         315,638
      90,000  Fisher Communications Inc.+.....       4,488,300
         843  Granite Broadcasting Corp.+.....          26,976
     340,000  Gray Television Inc.............       2,886,600
       8,000  Gray Television Inc., Cl. A.....          68,720
     230,000  Liberty Media Corp. -
                Capital, Cl. A+ ..............      28,710,900
     400,000  Lin TV Corp., Cl. A+............       5,204,000
      40,000  Sinclair Broadcast Group Inc.,
                Cl. A ........................         481,600
     400,000  Television Broadcasts Ltd.......       2,402,928
     150,000  Tokyo Broadcasting System Inc...       4,204,936
     230,000  Young Broadcasting Inc., Cl. A+.         506,000
                                                --------------
                                                    75,848,469
                                                --------------
              BUSINESS SERVICES -- 0.7%
      25,851  ACCO Brands Corp.+..............         580,096
      10,000  Avis Budget Group Inc.+.........         228,900
     100,000  ChoicePoint Inc.+...............       3,792,000
      12,500  Clear Channel Outdoor Holdings
               Inc., Cl. A+...................         318,750
     195,000  Ecolab Inc......................       9,204,000
      10,000  Imation Corp....................         245,300
      65,000  Landauer Inc....................       3,312,400
      23,500  MasterCard Inc., Cl. A..........       3,477,295
      13,500  Nashua Corp.+...................         149,850
     125,000  The Interpublic Group of
                Companies Inc.+ ..............       1,297,500
                                                --------------
                                                    22,606,091
                                                --------------
              CABLE AND SATELLITE -- 5.8%
   1,990,000  Cablevision Systems Corp.,
                Cl. A+ .......................      69,530,600
     245,000  Comcast Corp., Cl. A+...........       5,924,100
      60,000  Comcast Corp., Cl. A, Special+..       1,437,600
     100,000  EchoStar Communications Corp.,
                Cl. A+ .......................       4,681,000
     320,096  Liberty Global Inc., Cl. A+.....      13,130,338
     260,000  Liberty Global Inc., Cl. C+.....      10,051,600
   1,190,000  Rogers Communications Inc.,
               Cl. B, New York................      54,180,700
      50,000  Rogers Communications Inc.,
               Cl. B, Toronto.................       2,276,177
     120,000  Shaw Communications Inc., Cl. B.       2,979,943
     160,000  Shaw Communications Inc., Cl. B,
               Non-Voting.....................       3,974,400
     350,000  The DIRECTV Group Inc.+.........       8,498,000
      20,000  Time Warner Cable Inc., Cl. A+..         656,000
                                                --------------
                                                   177,320,458
                                                --------------
              CLOSED-END FUNDS -- 0.1%
      79,920  Royce Value Trust Inc...........       1,544,062
                                                --------------
              COMMUNICATIONS EQUIPMENT -- 1.5%
      45,000  Alcatel-Lucent, ADR.............         458,100
     565,000  Corning Inc.....................      13,927,250
     240,000  Motorola Inc....................       4,447,200
     110,000  Nortel Networks Corp., New York+       1,867,800

               See accompanying notes to schedule of investments.

THE  GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2007 (UNAUDITED)
================================================================================

                                                    MARKET
    SHARES                                           VALUE
    ------                                          ------

              COMMON STOCKS (CONTINUED)
              COMMUNICATIONS EQUIPMENT (CONTINUED)
      90,000  Nortel Networks Corp., Toronto+.  $    1,536,420
     390,000  Thomas & Betts Corp.+...........      22,869,600
                                                --------------
                                                    45,106,370
                                                --------------
              COMPUTER SOFTWARE AND SERVICES -- 0.2%
       1,600  eBay Inc.+......................          62,432
      50,000  Jupitermedia Corp.+.............         316,500
      26,026  Telecom Italia Media SpA+.......          10,150
     265,000  Yahoo! Inc.+....................       7,112,600
                                                --------------
                                                     7,501,682
                                                --------------
              CONSUMER PRODUCTS -- 4.8%
      50,000  Alberto-Culver Co...............       1,239,500
     150,000  Altadis SA......................      10,553,409
      12,000  Altria Group Inc................         834,360
      10,000  Avon Products Inc...............         375,300
      11,000  Christian Dior SA...............       1,407,606
     280,000  Church & Dwight Co. Inc.........      13,171,200
      35,000  Clorox Co.......................       2,134,650
      36,000  Colgate-Palmolive Co............       2,567,520
      40,000  Eastman Kodak Co................       1,070,400
     274,000  Energizer Holdings Inc.+........      30,372,900
     110,000  Fortune Brands Inc..............       8,963,900
       3,000  Givaudan SA.....................       2,772,600
      37,000  Harley-Davidson Inc.............       1,709,770
      90,000  Lenox Group Inc.+...............         432,000
      80,000  Mattel Inc......................       1,876,800
      36,000  National Presto Industries Inc..       1,908,000
       4,000  Nintendo Co. Ltd................       2,082,445
     520,000  Procter & Gamble Co.............      36,576,800
      50,000  Reckitt Benckiser plc...........       2,938,047
     120,000  Sally Beauty Holdings Inc.+.....       1,014,000
      40,000  Spectrum Brands Inc.+...........         232,000
      60,000  Svenska Cellulosa
                Aktiebolaget, Cl. B ..........       1,119,629
   1,000,000  Swedish Match AB................      20,794,215
      10,000  Syratech Corp.+.................             200
      45,000  Wolverine World Wide Inc........       1,233,000
                                                --------------
                                                   147,380,251
                                                --------------
              CONSUMER SERVICES -- 1.1%
     350,000  IAC/InterActiveCorp+............      10,384,500
     650,000  Liberty Media Corp. -
                Interactive, Cl. A+                 12,486,500
         500  Priceline.com Inc.+.............          44,375
     435,000  Rollins Inc.....................      11,610,150
                                                --------------
                                                    34,525,525
                                                --------------
              DIVERSIFIED INDUSTRIAL -- 5.5%
      35,000  Acuity Brands Inc...............       1,766,800
       5,000  Anixter International Inc.+.....         412,250
      75,403  Contax Participacoes SA, ADR....         111,468
     490,000  Cooper Industries Ltd., Cl. A...      25,034,100
     450,000  Crane Co........................      21,586,500
     110,000  Gardner Denver Inc.+............       4,290,000
     445,000  Greif Inc., Cl. A...............      27,002,600

                                                    MARKET
    SHARES                                           VALUE
    ------                                          ------

     420,000  Honeywell International Inc.....  $   24,977,400
     590,000  ITT Corp........................      40,078,700
     152,900  Katy Industries Inc.+...........         244,640
     150,000  Magnetek Inc.+..................         720,000
     240,000  Myers Industries Inc............       4,756,800
      52,000  Pentair Inc.....................       1,725,360
      53,333  Smiths Group plc................       1,166,482
     185,000  The Lamson & Sessions Co.+......       4,987,600
     112,500  Trinity Industries Inc..........       4,223,250
      90,000  Tyco International Ltd..........       3,990,600
                                                --------------
                                                   167,074,550
                                                --------------
              ELECTRONICS -- 1.2%
       9,600  Chemring Group plc..............         354,530
       3,000  Hitachi Ltd., ADR...............         198,420
     120,000  Intel Corp......................       3,103,200
      13,000  Kyocera Corp., ADR..............       1,211,470
     400,000  LSI Corp.+......................       2,968,000
      22,000  Molex Inc., Cl. A...............         557,920
      46,000  Samsung Electronics Co. Ltd.,
               GDR, London (b)................      14,451,180
       4,000  Samsung Electronics Co. Ltd.,
               GDR, OTC (b)...................       1,255,000
      50,000  Sony Corp., ADR.................       2,403,000
     205,000  Texas Instruments Inc...........       7,500,950
      75,000  Tyco Electronics Ltd............       2,657,250
                                                --------------
                                                    36,660,920
                                                --------------
              ENERGY AND UTILITIES -- 7.7%
      34,000  AGL Resources Inc...............       1,347,080
     150,000  Allegheny Energy Inc.+..........       7,839,000
   1,000,000  Aquila Inc.+....................       4,010,000
     250,000  BP plc, ADR.....................      17,337,500
       2,000  Cameron International Corp.+....         184,580
      25,000  CH Energy Group Inc.............       1,195,000
     354,000  Chevron Corp....................      33,127,320
     360,000  ConocoPhillips..................      31,597,200
      20,000  Constellation Energy Group Inc..       1,715,800
     124,000  Devon Energy Corp...............      10,316,800
     120,000  DPL Inc.........................       3,151,200
      20,000  DTE Energy Co...................         968,800
     170,000  Duke Energy Corp................       3,177,300
      25,000  Edison International............       1,386,250
     330,000  El Paso Corp....................       5,600,100
     235,000  El Paso Electric Co.+...........       5,435,550
     150,000  Energy East Corp................       4,057,500
     110,000  EOG Resources Inc...............       7,956,300
     340,000  Exxon Mobil Corp................      31,470,400
       9,000  FPL Group Inc...................         547,920
      38,000  GlobalSantaFe Corp..............       2,888,760
     220,000  Halliburton Co..................       8,448,000
     130,000  Mirant Corp., Escrow+ (a).......               0
       1,000  Niko Resources Ltd..............          97,773
      22,086  NiSource Inc....................         422,726
     180,000  Northeast Utilities.............       5,142,600


               See accompanying notes to schedule of investments.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2007 (UNAUDITED)
================================================================================

                                                    MARKET
    SHARES                                           VALUE
    ------                                          ------

              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES (CONTINUED)
      10,000  NSTAR...........................  $      348,100
      24,000  Oceaneering International Inc.+.       1,819,200
       1,000  PetroChina Co. Ltd., ADR........         185,110
     100,000  Progress Energy Inc., CVO+ (a)..          33,000
      50,000  Royal Dutch Shell plc,
                Cl. A, ADR ...................       4,109,000
     118,000  SJW Corp........................       4,028,520
     260,000  Southwest Gas Corp..............       7,355,400
     110,000  Spectra Energy Corp.............       2,692,800
     110,000  The AES Corp.+..................       2,204,400
      64,000  Transocean Inc.+................       7,235,200
     120,000  TXU Corp........................       8,216,400
      16,666  UIL Holdings Corp...............         524,979
      78,000  Weatherford International Ltd.+.       5,240,040
                                                --------------
                                                   233,413,608
                                                --------------
              ENTERTAINMENT -- 4.4%
     115,000  Aruze Corp......................       5,126,018
       8,010  Chestnut Hill Ventures+ (a).....         364,551
     749,000  Discovery Holding Co., Cl. A+...      21,608,650
      45,000  DreamWorks Animation SKG
                Inc., Cl. A+ .................       1,503,900
     185,000  EMI Group plc, ADR..............       1,933,250
     600,000  Gemstar-TV Guide
                International Inc.+ ..........       4,176,000
     600,000  Grupo Televisa SA, ADR..........      14,502,000
   1,300,000  Rank Group plc..................       4,302,214
      20,000  Regal Entertainment Group, Cl. A         439,000
     100,000  Six Flags Inc.+.................         346,000
     380,000  The Walt Disney Co..............      13,068,200
   1,500,000  Time Warner Inc.................      27,540,000
      60,000  Triple Crown Media Inc.+........         370,200
     400,000  Viacom Inc., Cl. A+.............      15,580,000
     530,000  Vivendi.........................      22,370,203
      55,000  World Wrestling Entertainment
                Inc., Cl. A ..................         829,400
                                                --------------
                                                   134,059,586
                                                --------------
              ENVIRONMENTAL SERVICES -- 1.2%
     330,000  Allied Waste Industries Inc.+...       4,207,500
     450,000  Republic Services Inc...........      14,719,500
     500,000  Waste Management Inc............      18,870,000
                                                --------------
                                                    37,797,000
                                                --------------
              EQUIPMENT AND SUPPLIES -- 5.4%
     707,000  AMETEK Inc......................      30,556,540
       6,000  Amphenol Corp., Cl. A...........         238,560
     106,000  CIRCOR International Inc........       4,813,460
     155,000  Crown Holdings Inc.+............       3,527,800
     155,000  CTS Corp........................       1,999,500
       4,000  Danaher Corp....................         330,840
     380,000  Donaldson Co. Inc...............      15,868,800
     200,000  Fedders Corp.+..................           9,200
     417,000  Flowserve Corp..................      31,767,060
     150,000  Gerber Scientific Inc.+.........       1,627,500
     210,000  GrafTech International Ltd.+....       3,746,400

                                                    MARKET
    SHARES                                           VALUE
    ------                                          ------

     780,000  IDEX Corp.......................  $   28,384,200
      24,000  Ingersoll-Rand Co. Ltd., Cl. A..       1,307,280
     200,000  Interpump Group SpA.............       1,974,932
     200,000  Lufkin Industries Inc...........      11,004,000
      47,866  Met-Pro Corp....................         774,472
      16,524  Mueller Water Products
                Inc., Cl. B ..................         181,764
      20,000  Sealed Air Corp.................         511,200
     125,000  Tenaris SA, ADR.................       6,577,500
      70,000  The Manitowoc Co. Inc...........       3,099,600
     120,000  The Weir Group plc..............       2,024,306
      30,000  Valmont Industries Inc..........       2,545,500
     385,000  Watts Water Technologies
                Inc., Cl. A ..................      11,819,500
                                                --------------
                                                   164,689,914
                                                --------------
              FINANCIAL SERVICES -- 6.3%
      22,000  A.G. Edwards Inc................       1,842,500
      15,500  Alleghany Corp.+................       6,293,000
     425,000  American Express Co.............      25,232,250
      60,000  American International
                Group Inc. ...................       4,059,000
      80,000  Ameriprise Financial Inc........       5,048,800
      32,000  Argo Group International
                Holdings Ltd.+ ...............       1,392,320
      10,000  Bank of America Corp............         502,700
         220  Berkshire Hathaway Inc., Cl. A+.      26,072,200
      50,500  BKF Capital Group Inc.+.........         121,200
       7,500  Calamos Asset Management Inc.,
                Cl. A ........................         211,725
     450,000  Citigroup Inc...................      21,001,500
      35,000  Commerzbank AG..................       1,416,889
     110,000  Commerzbank AG, ADR.............       4,453,757
     154,000  Deutsche Bank AG................      19,772,060
      12,000  Fortress Investment Group
                LLC, Cl. A ...................         255,840
      55,000  H&R Block Inc...................       1,164,900
      30,000  Interactive Brokers Group Inc.,
                Cl. A+ .......................         787,800
     120,000  Janus Capital Group Inc.........       3,393,600
      25,000  JPMorgan Chase & Co.............       1,145,500
      36,000  Legg Mason Inc..................       3,034,440
      14,000  Lehman Brothers Holdings Inc....         864,220
      75,000  Leucadia National Corp..........       3,616,500
      15,000  Loews Corp......................         725,250
     180,000  Marsh & McLennan Companies Inc..       4,590,000
      22,000  Merrill Lynch & Co. Inc.........       1,568,160
      50,000  NewAlliance Bancshares Inc......         734,000
      30,000  PNC Financial Services Group Inc.      2,043,000
       2,500  Prudential Financial Inc........         243,950
      85,000  State Street Corp...............       5,793,600
      20,000  SunTrust Banks Inc..............       1,513,400
      60,000  T. Rowe Price Group Inc.........       3,341,400
       1,000  The Allstate Corp...............          57,190
     170,000  The Bank of New York
                Mellon Corp. .................       7,503,800
       2,000  The Bear Stearns Companies Inc..         245,620
       4,000  The Blackstone Group LP+........         100,320
     378,000  The Midland Co..................      20,774,880
     150,000  The Phoenix Companies Inc.......       2,116,500
      40,000  The Travelers Companies Inc.....       2,013,600
      19,000  Unitrin Inc.....................         942,210

               See accompanying notes to schedule of investments.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2007 (UNAUDITED)
================================================================================

                                                    MARKET
    SHARES                                           VALUE
    ------                                          ------

              COMMON STOCKS (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
       8,500  Value Line Inc..................  $      418,795
     180,000  Waddell & Reed Financial Inc.,
                Cl. A ........................       4,865,400
                                                --------------
                                                   191,273,776
                                                --------------
              FOOD AND BEVERAGE -- 11.3%
     345,000  Brown-Forman Corp., Cl. A.......      26,910,000
     120,000  Cadbury Schweppes plc, ADR......       5,582,400
     135,000  Campbell Soup Co................       4,995,000
     150,000  China Mengniu Dairy Co. Ltd.....         653,151
      60,000  Coca-Cola Enterprises Inc.......       1,453,200
      11,000  Coca-Cola Hellenic
               Bottling Co. SA ..............         643,500
     106,500  Constellation Brands Inc.,
                Cl. A+ .......................       2,578,365
     335,000  Corn Products International Inc.      15,366,450
     220,000  Davide Campari-Milano SpA.......       2,258,695
     215,000  Del Monte Foods Co..............       2,257,500
     318,000  Diageo plc, ADR.................      27,898,140
      70,000  Farmer Brothers Co..............       1,741,600
     420,000  Flowers Foods Inc...............       9,156,000
      55,000  Fomento Economico Mexicano
               SAB de CV, ADR.................       2,057,000
     365,000  General Mills Inc...............      21,173,650
     405,000  Groupe Danone...................      31,878,396
     180,000  Groupe Danone, ADR..............       2,826,108
   1,570,000  Grupo Bimbo SAB de CV, Cl. A....       8,756,194
     180,000  H.J. Heinz Co...................       8,316,000
      10,000  Hain Celestial Group Inc.+......         321,300
      22,000  Heineken NV.....................       1,443,682
     220,000  ITO EN Ltd......................       5,362,817
      66,000  ITO EN Ltd., Preference+........       1,312,933
     125,000  Kellogg Co......................       7,000,000
      95,000  Kerry Group plc, Cl. A..........       2,803,079
     170,000  Kikkoman Corp...................       2,566,317
     140,000  Kraft Foods Inc., Cl. A.........       4,831,400
      33,000  LVMH Moet Hennessy Louis
                Vuitton SA ...................       3,956,010
     100,000  Meiji Seika Kaisha Ltd..........         503,199
     100,000  Morinaga Milk Industry Co. Ltd..         400,470
       9,000  Nestle SA.......................       4,042,946
     290,000  Nissin Food Products Co. Ltd....      10,351,282
     850,000  PepsiAmericas Inc...............      27,574,000
     355,000  PepsiCo Inc.....................      26,007,300
      12,424  Pernod-Ricard SA................       2,711,068
     155,000  Ralcorp Holdings Inc.+..........       8,652,100
      45,000  Remy Cointreau SA...............       3,259,707
     320,000  The Coca-Cola Co................      18,390,400
      65,000  The Hershey Co..................       3,016,650
      20,000  The J.M. Smucker Co.............       1,068,400
     162,860  Tootsie Roll Industries Inc.....       4,320,676
     255,000  Wm. Wrigley Jr. Co..............      16,378,650
      63,750  Wm. Wrigley Jr. Co., Cl. B......       4,055,138
     360,000  YAKULT HONSHA Co. Ltd...........       8,195,708
                                                --------------
                                                   345,026,581
                                                --------------

                                                    MARKET
    SHARES                                           VALUE
    ------                                          ------

              HEALTH CARE -- 3.3%
      45,000  Advanced Medical Optics Inc.+...  $    1,376,550
      52,444  Allergan Inc....................       3,381,065
      53,000  Alpharma Inc., Cl. A............       1,132,080
      44,000  Amgen Inc.+.....................       2,489,080
      70,000  AngioDynamics Inc.+.............       1,319,500
       5,000  ArthroCare Corp.+...............         279,450
      44,000  Biogen Idec Inc.+...............       2,918,520
      66,708  Boston Scientific Corp.+........         930,577
     150,000  Bristol-Myers Squibb Co.........       4,323,000
      78,000  Chemed Corp.....................       4,848,480
      56,000  CONMED Corp.+...................       1,567,440
      45,000  Covidien Ltd.+..................       1,867,500
      13,200  Dade Behring Holdings Inc.......       1,007,820
      10,000  DENTSPLY International Inc......         416,400
      90,000  Eli Lilly & Co..................       5,123,700
      40,000  Exactech Inc.+..................         642,000
      40,000  Henry Schein Inc.+..............       2,433,600
      27,000  Hospira Inc.+...................       1,119,150
      20,000  IMS Health Inc..................         612,800
      15,000  Inverness Medical
                Innovations Inc.+ ............         829,800
      45,000  Invitrogen Corp.+...............       3,677,850
     100,000  Johnson & Johnson...............       6,570,000
       3,000  Laboratory Corp. of
                America Holdings+ ............         234,690
     115,000  Medco Health Solutions Inc.+....      10,394,850
     148,000  Merck & Co. Inc.................       7,650,120
       2,000  Nobel Biocare Holding AG........         541,550
      12,000  Orthofix International NV+......         587,640
       4,000  OrthoLogic Corp.+...............           5,640
      20,000  Pain Therapeutics Inc.+.........         187,000
      32,000  Patterson Companies Inc.+.......       1,235,520
     650,000  Pfizer Inc......................      15,879,500
     130,000  Schering-Plough Corp............       4,111,900
       2,000  Stryker Corp....................         137,520
      40,000  Thoratec Corp.+.................         827,600
      62,000  UnitedHealth Group Inc..........       3,002,660
      35,000  William Demant Holding A/S+.....       3,093,020
       5,000  Wright Medical Group Inc.+......         134,100
      55,000  Wyeth...........................       2,450,250
       3,000  Young Innovations Inc...........          85,830
       3,500  Zimmer Holdings Inc.+...........         283,465
                                                --------------
                                                    99,709,217
                                                --------------
              HOTELS AND GAMING -- 2.5%
       1,200  Accor SA........................         106,535
      16,000  Churchill Downs Inc.............         799,360
     340,000  Gaylord Entertainment Co.+......      18,094,800
      45,000  Harrah's Entertainment Inc......       3,911,850
      22,000  Home Inns & Hotels
               Management Inc., ADR+..........         765,600
      35,000  Host Hotels & Resorts Inc.......         785,400
     146,500  International Game Technology...       6,314,150
   1,582,576  Ladbrokes plc...................      13,979,810
      33,000  Las Vegas Sands Corp.+..........       4,402,860
   3,615,000  Mandarin Oriental
                International Ltd. ...........       8,133,750

               See accompanying notes to schedule of investments.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2007 (UNAUDITED)
================================================================================

                                                    MARKET
    SHARES                                           VALUE
    ------                                          ------

              COMMON STOCKS (CONTINUED)
              HOTELS AND GAMING (CONTINUED)
     100,000  MGM Mirage+.....................  $    8,944,000
      13,000  Orient-Express Hotels Ltd.,
                Cl. A ........................         666,510
      60,000  Pinnacle Entertainment Inc.+....       1,633,800
      90,000  Starwood Hotels & Resorts
                Worldwide Inc. ...............       5,467,500
      20,000  Wyndham Worldwide Corp.+........         655,200
                                                --------------
                                                    74,661,125
                                                --------------
              MACHINERY -- 2.6%
     155,000  Baldor Electric Co..............       6,192,250
     140,000  Caterpillar Inc.................      10,980,200
      50,000  CNH Global NV...................       3,037,000
     394,000  Deere & Co......................      58,477,480
                                                --------------
                                                    78,686,930
                                                --------------
              MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 0.2%
     150,000  Cavalier Homes Inc.+............         480,000
      32,200  Cavco Industries Inc.+..........       1,078,700
     110,000  Champion Enterprises Inc.+......       1,207,800
      35,000  Coachmen Industries Inc.........         234,500
     110,000  Fleetwood Enterprises Inc.+.....         940,500
      76,000  Huttig Building Products Inc.+..         408,880
      20,000  Nobility Homes Inc..............         380,000
      20,000  Palm Harbor Homes Inc.+.........         249,600
      74,000  Skyline Corp....................       2,225,920
                                                --------------
                                                     7,205,900
                                                --------------
              METALS AND MINING -- 1.8%
      40,000  Alcan Inc.......................       4,003,200
      60,000  Alcoa Inc.......................       2,347,200
      73,000  Arizona Star Resource Corp.+....       1,009,149
     403,580  Barrick Gold Corp...............      16,256,203
      12,525  Freeport-McMoRan Copper
                & Gold Inc. ..................       1,313,747
     100,000  Ivanhoe Mines Ltd.+.............       1,305,000
      20,000  James River Coal Co.+...........         124,000
      50,000  Kinross Gold Corp.+.............         749,000
      52,000  New Hope Corp. Ltd..............         110,741
     560,000  Newmont Mining Corp.............      25,048,800
      30,000  Peabody Energy Corp.............       1,436,100
                                                --------------
                                                    53,703,140
                                                --------------
              PUBLISHING -- 5.1%
     230,000  Belo Corp., Cl. A...............       3,992,800
     250,000  Dow Jones & Co. Inc.............      14,925,000
      25,000  Emap plc........................         449,607
       9,000  Idearc Inc......................         283,230
     220,000  Independent News & Media plc....         818,777
      50,000  Lee Enterprises Inc.............         778,500
      70,035  McClatchy Co., Cl. A............       1,399,299
     364,000  Media General Inc., Cl. A.......      10,013,640
      80,000  Meredith Corp...................       4,584,000
   3,975,000  News Corp., Cl. A...............      87,410,250
      24,000  News Corp., Cl. B...............         561,360
     106,666  PRIMEDIA Inc....................       1,497,591
      20,300  Seat Pagine Gialle SpA..........          11,318

                                                    MARKET
    SHARES                                           VALUE
    ------                                          ------

     245,000  The E.W. Scripps Co., Cl. A.....  $   10,290,000
     265,000  The McGraw-Hill Companies Inc...      13,491,150
     132,000  The New York Times Co., Cl. A...       2,608,320
      33,073  Tribune Co......................         903,555
                                                --------------
                                                   154,018,397
                                                --------------
              REAL ESTATE -- 0.5%
     103,000  Griffin Land & Nurseries Inc.+..       3,761,560
      55,000  ProLogis........................       3,649,250
     257,000  The St. Joe Co..................       8,637,770
                                                --------------
                                                    16,048,580
                                                --------------
              RETAIL -- 1.0%
      14,000  Aaron Rents Inc.................         312,200
      60,750  Aaron Rents Inc., Cl. A.........       1,300,050
     220,000  AutoNation Inc.+................       3,898,400
      20,000  AutoZone Inc.+..................       2,322,800
      18,000  Coldwater Creek Inc.+...........         195,480
     110,000  Costco Wholesale Corp...........       6,750,700
      70,000  CSK Auto Corp.+.................         745,500
     140,000  CVS Caremark Corp...............       5,548,200
      20,000  Macy's Inc......................         646,400
      10,000  Safeway Inc.....................         331,100
      10,000  SUPERVALU Inc...................         390,100
      85,000  The Great Atlantic & Pacific
                Tea Co. Inc.+ ................       2,589,100
     118,000  The Kroger Co...................       3,365,360
      20,000  Whole Foods Market Inc..........         979,200
                                                --------------
                                                    29,374,590
                                                --------------
              SPECIALTY CHEMICALS -- 1.5%
     350,000  Chemtura Corp...................       3,111,500
     480,000  Ferro Corp......................       9,590,400
       2,000  FMC Corp........................         104,040
     130,000  General Chemical Group Inc.+....           2,925
     135,000  H.B. Fuller Co..................       4,006,800
     220,000  Hercules Inc....................       4,624,400
     180,000  International Flavors &
                Fragrances Inc. ..............       9,514,800
     100,000  Material Sciences Corp.+........       1,062,000
     648,000  Omnova Solutions Inc.+..........       3,745,440
     350,000  Sensient Technologies Corp......      10,104,500
      13,380  Tronox Inc., Cl. B..............         120,821
                                                --------------
                                                    45,987,626
                                                --------------
              TELECOMMUNICATIONS -- 6.0%
     100,000  Alltel Corp.....................       6,968,000
     150,000  AT&T Inc........................       6,346,500
      14,000  Brasil Telecom Participacoes
                SA, ADR ......................       1,044,680
     200,000  BT Group plc....................       1,256,240
      18,000  BT Group plc, ADR...............       1,130,940
      64,000  CenturyTel Inc..................       2,958,080
     600,000  Cincinnati Bell Inc.+...........       2,964,000
     200,000  Citizens Communications Co......       2,864,000
      12,000  Clearwire Corp., Cl. A+.........         293,280
     250,000  Deutsche Telekom AG, ADR........       4,907,500
      40,000  Embarq Corp.....................       2,224,000
      35,000  France Telecom SA, ADR..........       1,170,400
   1,650,000  Qwest Communications
                International Inc.+ ..........      15,114,000

               See accompanying notes to schedule of investments.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2007 (UNAUDITED)
================================================================================

                                                    MARKET
    SHARES                                           VALUE
    ------                                          ------

              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
   1,100,000  Sprint Nextel Corp..............  $   20,900,000
      75,403  Tele Norte Leste Participacoes
                SA, ADR ......................       1,693,551
   4,300,935  Telecom Italia SpA..............      13,078,390
     279,000  Telecom Italia SpA, ADR.........       8,445,330
      94,000  Telefonica SA, ADR..............       7,875,320
      10,400  Telefonica SA, BDR..............         289,362
      40,000  Telefonos de Mexico SAB de CV,
                Cl. L, ADR ...................       1,314,800
     585,000  Telephone & Data Systems Inc....      39,048,750
     495,000  Telephone & Data Systems Inc.,
                Special ......................      30,690,000
      10,000  Time Warner Telecom Inc., Cl. A+         219,700
     237,584  Verizon Communications Inc......      10,520,220
      35,000  Windstream Corp.................         494,200
                                                --------------
                                                   183,811,243
                                                --------------
              TRANSPORTATION -- 0.5%
      85,000  AMR Corp.+......................       1,894,650
     280,000  GATX Corp.......................      11,970,000
      63,000  Grupo TMM SA, Cl. A, ADR+.......         199,080
       4,000  Kansas City Southern+...........         128,680
      10,000  Providence and Worcester
                Railroad Co. .................         181,000
                                                --------------
                                                    14,373,410
                                                --------------
              WIRELESS COMMUNICATIONS -- 0.9%
     108,000  America Movil SAB de CV,
                Cl. L, ADR ...................       6,912,000
       2,000  NTT DoCoMo Inc..................       2,855,526
      72,000  Price Communications Corp.,
                Escrow+ ......................               0
       1,350  Tele Norte Celular Participacoes
               SA, ADR+ ......................          19,507
       3,375  Telemig Celular Participacoes
                SA, ADR ......................         197,775
      13,001  Tim Participacoes SA, ADR.......         527,321
     175,000  United States Cellular Corp.+...      17,185,000
         192  Vivo Participacoes SA+..........           1,559
      67,505  Vivo Participacoes SA, ADR......         334,825
       4,174  Vivo Participacoes SA,
                Preference ...................          20,289
       4,375  Vodafone Group plc, ADR.........         158,812
                                                --------------
                                                    28,212,614
                                                --------------
              TOTAL COMMON STOCKS.............   2,908,601,928
                                                --------------
              PREFERRED STOCKS -- 0.1%
              AEROSPACE -- 0.1%
      29,000  Northrop Grumman Corp.,
                7.000% Cv. Pfd., Ser. B.......       4,189,050
                                                --------------
    PRINCIPAL
     AMOUNT
    -------
              CONVERTIBLE CORPORATE BONDS -- 0.1%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
 $ 1,000,000  Standard Motor Products Inc.,
                Sub. Deb. Cv.,
                6.750%, 07/15/09..............         957,500
                                                --------------
              COMMUNICATIONS EQUIPMENT -- 0.1%
   2,000,000  Agere Systems Inc., Sub. Deb. Cv.,
                6.500%, 12/15/09..............       2,030,000
   1,413,000  Nortel Networks Corp., Cv.,
                4.250%, 09/01/08..............       1,393,571
                                                --------------
                                                     3,423,571
                                                --------------
              TOTAL CONVERTIBLE
                CORPORATE BONDS ..............       4,381,071
                                                --------------

                                                    MARKET
    SHARES                                           VALUE
    ------                                          ------

              WARRANTS -- 0.0%
              BROADCASTING -- 0.0%
       2,109  Granite Broadcasting Corp.,
                Ser. A, expire 06/04/12+......  $        6,327
       2,109  Granite Broadcasting Corp.,
                Ser. B, expire 06/04/12+......           4,218
                                                --------------
                                                        10,545
                                                --------------
              COMMUNICATIONS EQUIPMENT -- 0.0%
       1,097  Alcatel-Lucent, expire 12/10/07+              12
                                                --------------
              ENERGY AND UTILITIES -- 0.0%
      11,313  Mirant Corp., Ser. A,
                expire 01/03/11+ .............         240,402
                                                --------------
              HOTELS AND GAMING -- 0.0%
      10,000  Indian Hotels Co.,
                expire 12/27/10+ .............          34,746
                                                --------------
              TOTAL WARRANTS..................         285,705
                                                --------------
   PRINCIPAL
    AMOUNT
   -------
              U.S. GOVERNMENT OBLIGATIONS -- 4.4%
              U.S. TREASURY BILLS -- 3.9%
$118,825,000  U.S. Treasury Bills,
                3.165% to 4.952%++,
                10/04/07 to 03/20/08..........     117,910,972
                                                --------------
              U.S. TREASURY NOTES -- 0.5%
  15,000,000  U.S. Treasury Note,  3.375%,
                02/15/08 .....................      14,962,515
                                                --------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS    132,873,487
                                                --------------
              TOTAL INVESTMENTS -- 100.0%
               (Cost $1,454,978,578)..........  $3,050,331,241
                                                ==============
              Aggregate book cost.............  $1,454,978,578
                                                ==============
              Gross unrealized appreciation...  $1,631,671,744
              Gross unrealized depreciation...     (36,319,081)
                                                --------------
              Net unrealized appreciation
                (depreciation) ...............  $1,595,352,663
                                                ==============
------------------
(a) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2007, the market value of fair valued securities amounted to $397,551 or 0.01% of total investments.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the market value of Rule 144A securities amounted to $15,706,180 or 0.51% of total investments.
+    Non-income producing security.
++   Represents annualized yield at date of purchase.
ADR  American Depository Receipt
BDR  Brazilian Depository Receipt
CVO  Contingent Value Obligation
GDR  Global Depository Receipt

               See accompanying notes to schedule of investments.

THE GABELLI ASSET FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
================================================================================
SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

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
--------------------------------------------------------------------------------
     GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

     WHO ARE WE?
     The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE
        SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GAMCO WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)            PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
GAMCO WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GAMCO WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                  PORTFOLIO MANAGER: BARBARA MARCIN, CFA

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

GABELLI SRI FUND
Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital
appreciation. (MULTICLASS)           PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN __________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
GAMCO WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                             THE GABELLI ASSET FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                  Net Asset Value per share available daily by
                       calling 800-GABELLI after 6:00 P.M.

                                BOARD OF TRUSTEES

Mario J. Gabelli, CFA                  Anthony R. Pustorino
CHAIRMAN AND CHIEF                     CERTIFIED PUBLIC ACCOUNTANT,
EXECUTIVE OFFICER                      PROFESSOR EMERITUS
GAMCO INVESTORS, INC.                  PACE UNIVERSITY

Anthony J. Colavita                    Werner J. Roeder, MD
ATTORNEY-AT-LAW                        MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.              LAWRENCE HOSPITAL

James P. Conn                          Anthonie C. van Ekris
FORMER CHIEF INVESTMENT OFFICER        CHAIRMAN
FINANCIAL SECURITY ASSURANCE           BALMAC INTERNATIONAL, INC.
HOLDINGS LTD.
                                       Salvatore J. Zizza
John D. Gabelli                        CHAIRMAN
SENIOR VICE PRESIDENT                  ZIZZA & CO., LTD.
GABELLI & COMPANY, INC.


                                    OFFICERS

Bruce N. Alpert                        James E. McKee
PRESIDENT                              SECRETARY

Agnes Mullady                          Peter D. Goldstein
TREASURER                              CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP



--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB405Q307SR

THE
GABELLI
ASSET
FUND





                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH





                                                            THIRD QUARTER REPORT
                                                              SEPTEMBER 30, 2007

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Asset Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       November 15, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       November 15, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer

Date                       November 15, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.